Short-term Investments - Classification (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt securities:
Held-to-maturity	¥ 61,549,143	$ 9,432,819	¥ 34,481,053
Trading	3,001,951	460,069	795,849
Equity securities:
Marketable			11,925
Short-term Investments, Total	¥ 64,551,094	$ 9,892,888	¥ 35,288,827